TRADE AND OTHER RECEIVABLES - Movements in the allowance for doubtful debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful debts
Balance at beginning of year	$ 137,834
Balance at end of the year	69,977	$ 137,834
Trade and other receivables
Allowance for doubtful debts
Balance at beginning of year	13,760
Balance at end of the year	6,617	13,760
Trade and other receivables | Impairment
Allowance for doubtful debts
Balance at beginning of year	3,182	1,403
Effect of IFRS 9 as at January 1, 2018		1,044
Adjustment from the adoption of IFRS 9	3,182	2,447
Provisions recognized on receivables	976	811
Reversal of provision	(919)
Exchange difference	115	(76)
Balance at end of the year	$ 3,354	$ 3,182